Non-financial Assets and Liabilities	3 Months Ended
Sep. 30, 2022
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

a.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2022
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions/(reversals)	—	(450)	—	—	(450)
Exchange differences	—	74	—	1	75
Amortization charge	—	(64)	—	(1,455)	(1,519)
Closing net book amount	134,453	1,632	427,779	14,788	578,652

As of June 30, 2022
Cost	134,453	2,987	489,698	24,000	651,138
Accumulated amortization	—	(1,355)	—	(9,212)	(10,567)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,632	427,779	14,788	578,652

Three Months Ended September 30, 2022
Opening net book amount	134,453	1,632	427,779	14,788	578,652
Additions/(reversals)	—	—	—	—	—
Exchange differences	—	—	—	—	—
Amortization charge	—	(13)	—	(364)	(377)
Closing net book amount	134,453	1,619	427,779	14,424	578,275

As of September 30, 2022
Cost	134,453	2,961	489,698	24,000	651,112
Accumulated amortization	—	(1,342)	—	(9,576)	(10,918)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,619	427,779	14,424	578,275

(i) Carrying value of in-process research and development acquired by product

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2022	2022
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

For all products included within the above balances, the underlying currency of each item recorded is US$.

During the quarter ended September 30, 2022, no impairment indicators for the in-process research and development and goodwill were identified.

b.	Provisions

	As of			As of
	September 30, 2022			June 30, 2022
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	11,685	9,816	21,501	10,823	12,461	23,284
Employee benefits	4,020	37	4,057	3,333	62	3,395
Provision for license agreements	3,750	—	3,750	3,750	—	3,750
	19,455	9,853	29,308	17,906	12,523	30,429

(i) Information about individual provisions and significant estimates

Contingent consideration

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements pertaining to the acquired MSC assets from Osiris. Further disclosures can be found in Note 5(e)(iii).

Employee benefits

The provision for employee benefits relates to the Group’s liability for annual leave, short term incentives and long service leave.

Employee benefits include accrued annual leave. As at September 30, 2022 and June 30, 2022, the entire amount of the annual leave accrual was $1.0 million and $1.0 million respectively, and is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.

(ii) Movements

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements. Refer to Note 5(e)(iii) for movements in contingent consideration for the period ended September 30, 2022 and June 30, 2022.

c.	Deferred tax balances

(i) Deferred tax balances

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2022	2022
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	79,813	80,411
Other temporary differences	8,368	7,831
Total deferred tax assets	88,181	88,242

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	88,181	88,242
Total deferred tax liabilities	88,181	88,242
Net deferred tax liabilities	—	—

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	(8,742)	425	8,078	(239)
- directly to equity	247	(8)	—	239
As of June 30, 2022	(80,411)	(7,831)	88,242	—
Charged/(credited) to:
- profit or loss	543	(537)	(61)	(55)
- directly to equity	55	—	—	55
As of September 30, 2022	(79,813)	(8,368)	88,181	—

(1)	Deferred tax assets are netted against deferred tax liabilities